ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
Statements of Cash Flows
Cash flows from operating activities	$ (26,520)	(160,544)	(32,004)	296,705	$ (9,881)	(59,818)	(112,041)	(180,407)
Cash flows from financing activities	13,691	82,885	76,838	(46,216)	7,343	44,455	121,157
Proceeds from issuance of exercise of options			7,752	2,684			1	2,684
Effects of exchange rate changes on cash and cash equivalents	(18)	(109)	(7,559)	(15,450)	(13)	(79)	(114)	(10,012)
Net change in cash and cash equivalents	(136)	(826)	(142,774)	(318,916)	(2,551)	(15,442)	9,003	(187,735)
Cash and cash equivalents at beginning of year	29,423	178,121	320,895	639,811	2,584	15,644	6,641	194,376
Cash and cash equivalents at end of year	29,287	177,295	178,121	320,895	33	202	15,644	6,641
Supplemental disclosure of non-cash investing and financing activities
Issuance of share options upon warrants				1,219				1,219